Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING EXPENSES
General and administrative expense	$ 59,322	$ 107,988	$ 285,783
Total operating expenses	59,322	107,988	285,783
LOSS FROM OPERATIONS	(59,322)	(107,988)	(285,783)
OTHER INCOME
Interest income	275	497	1,110
Total other income	275	497	1,110
INCOME TAX
NET LOSS	(59,047)	(107,491)	(284,673)
Less: Net loss/(income) attributable to the non-controlling interest
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	(59,047)	(107,491)	(284,673)
Dividend on preferred stock	(234,475)	(234,475)	(234,475)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	76,067	71,908	(119,072)
COMPREHENSIVE LOSS ALLOCATED TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	$ (217,455)	$ (270,058)	$ (638,220)
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.
Per common stock - Basic and Diluted	$ (0.003)	$ (0.003)	$ (0.008)
Weighted average shares outstanding	83,173,778	83,173,778	83,173,778